Initial Public Offering (Details) - $ / shares			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 05, 2018	Jun. 01, 2018	Feb. 21, 2021	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction			40,000,000
Unit price			$ 11.00
Description of initial public offering				Each Unit consists of one share of common stock and one warrant (“Public Warrant”).	Each Unit consists of one share of common stock and one warrant (“Public Warrant”).
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction				1,750,000	1,750,000
Unit price				$ 11.50	$ 11.50
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction		17,500,000		20,125,000	20,125,000
Unit price				$ 10.00	$ 10.00
Over-Allotment Option [Member] | Underwriters [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction	2,625,000			2,625,000	2,625,000